Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 586,100	¥ 551,200
Others	30,700	10,200
Profit before tax	509,353	434,191
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(26,700)	(200,200)
Gains on equity instruments	81,200	36,300
Extraordinary gains or losses and others	(13,800)	(45,400)
Profit before tax under Japanese GAAP	626,800	341,900
Scope of consolidation	1,900	3,100
Derivative financial instruments	(10,400)	68,400
Investment securities	(49,500)	53,500
Loans and advances	800	(52,600)
Investments in associates and joint ventures	(36,600)	(13,200)
Property, plant and equipment	700	(100)
Lease accounting	(300)	(100)
Defined benefit plans	(30,300)	13,700
Foreign currency translation	(2,900)	1,000
Classification of equity and liability	5,400	6,600
Others	¥ 3,800	¥ 12,000